Investments in associated undertakings - Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associated undertakings
Investments in associated undertakings	£ 53	£ 30
Nippon Calmic Limited
Investments in associated undertakings
Investments in associated undertakings	32	29	£ 27
Individually immaterial associated undertakings
Investments in associated undertakings
Investments in associated undertakings	£ 21	£ 1